DISCLOSURE OF OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
DISCLOSURE OF OTHER INFORMATION [Abstract]
Disclosure of shareholders composition to the amount of shares owned explanatory [Table Text Block]	as of December 31, 2022, the shareholders composition according to the amount of shares owned is as follows:

Shareholders	Shares	%
Empresas Copec S.A.	120,474,249	99.99991616%
AntarChile S.A.	101	0.00008384%
	120,474,350	100.00000000%

Disclosure of issued capital [text block]
	12-31-2022	12-31-2021
Description of Ordinary Capital Share Types	100% of Capital corresponds to ordinary shares
Number of Authorized Shares by Type of Capital in Ordinary Shares	120,474,350	120,474,350
Nominal Value of Shares by Type of Capital in Ordinary Shares	U.S.$ 6.6704 per share	U.S.$ 6.6704 per share
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	ThU.S.$ 803,618	ThU.S.$ 803,618
	12-31-2022	12-31-2021
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	120,474,350	120,474,350

Disclosure of dividends [text block]
Dividends paid detail, ordinary shares
Dividends paid	Definitive dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	12-14-2022
Amount of dividends	ThU.S.$ 183,971
Number of shares on which pay dividends	120,474,350
Dividend per shares	U.S.$ 1.5271

Dividends paid detail, ordinary shares
Dividends paid	Definitive dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	05-10-2022
Amount of dividends	ThU.S.$ 192,132
Number of shares on which pay dividends	120,474,350
Dividend per shares	U.S.$ 1.59480

Dividends paid detail, ordinary shares
Dividends paid	Interim dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	11-03-2021
Amount of dividends	ThU.S.$ 271,000
Number of shares on which pay dividends	120,474,350
Dividend per shares	U.S.$ 2.24944

Disclosure of detailed information about other financial information [Text Block]
The table below sets forth other income, other expenses, finance income, finance costs and share of profit (loss) of associates and joint ventures for the years ended December 31, 2022, 2021 and 2020 are as follows:

	January - December
	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Classes of Other Income
Total Other Income	100,129	378,977	283,816
Gain from changes in fair value of biological assets (Note 20)	12,932	81,986	182,950
Net income from insurance compensation	2,046	1,101	3,007
Revenue from export promotion	1,157	1,608	951
Lease income	1,834	1,689	1,625
Gain on sales of assets	48,653	241,662	28,299
Access easement	905	308	14,020
Recovery of tax credits	-	1,674	23,372
Compensations received	221	7,018	964
Gain on sales of subsidiary	-	20,381	-
Other operating income	32,381	21,550	28,628

Classes of Other Expenses by function
Total Other Expenses by function	(373,889)	(192,101)	(182,883)
Provision legal expenses	(10,478)	(8,466)	(5,899)
Impairme n t provision for property, plant and equipment, provision for inventory obsolescence, withdrawals and others	(170,207)	(76,218)	(66,821)
Operating expenses related to staff restructuring or from plants stoppage or closed (*)	(82,337)	(5,875)	(26,148)
Expenses related to projects	(27,837)	(20,663)	(15,791)
Loss of asset sales	(12,575)	(9,996)	(9,733)
Loss and repair of assets	(12,585)	(1,700)	(4,342)
Loss of forest due to fires	(17,127)	(38,133)	(21,530)
Other Taxes	(20,413)	(17,666)	(16,613)
Research and development expenses	(4,432)	(2,903)	(3,012)
Fines, readjustments and interests	(6,142)	(241)	(864)
Loss on sale of permanent investments	-	(431)	-
Loss of tax credits	(212)	(491)	(1,069)
Other expenses	(9,544)	(9,318)	(11,061)

Classes of Finance Income
Total Finance Income	72,116	33,499	29,449
Finance income by mutual funds - term deposits	61,816	30,720	16,099
Finance income resulting from derivatives	39	39	825
Other finance income	10,261	2,740	12,525

Classes of Finance Costs
Total Finance Costs	(200,366)	(219,982)	(268,179)
Interest expense, Bank borrowings	(20,827)	(20,013)	(28,869)
Interest expense, Bonds	(114,297)	(138,334)	(171,834)
Interest expense resulting from derivatives	(17,774)	(17,598)	(30,083)
Interest expense for right-of-use	(9,825)	(8,042)	(9,404)
Other finance costs	(37,643)	(35,995)	(27,989)

Share of profit (loss) of associates and joint ventures accounted for using equity method
Total	33,684	31,386	2,317
Investments in associates	7,069	330	4,821
Investments in joint ventures	26,615	31,056	(2,504)

Disclosure of expenses by nature [text block]
The analysis of expenses by nature contained in these consolidated financial statements is presented below:

	January - December
Cost of sales (*)	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Timber	859,811	773,732	844,548
Forestry labor costs and other services	623,902	554,460	467,595
Depreciation and amortization	408,248	401,672	412,750
Depreciation for right of use	40,539	43,284	57,785
Maintenance costs	319,100	261,143	225,691
Chemical costs	712,331	546,048	444,429
Sawmill costs	117,786	113,592	102,663
Other raw materials	315,078	243,882	212,872
Other indirect costs	169,423	127,751	118,721
Energy and fuel	243,986	201,949	168,782
Cost of electricity	46,902	36,927	32,200
Staff expenses	417,390	377,163	357,248
Total	4,274,496	3,681,603	3,445,284

(*) Total amount is comprised of the cost of inventory sales for ThU.S.$ 4,185,527 as of December 31, 2022 (ThU.S.$ 3,599,930
and ThU.S.$3,381,471
as of December 31, 2021

and 2020, respectively
) and the cost of rendering services for ThU.S.$ 88,969 as of December 31, 2022 (ThU.S.$ 81,673
and ThU.S.$ 63,813
as of December 31, 2021

and 2020, respectively
).

	January – December
Distribution cost	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Selling costs	37,652	38,467	35,847
Commissions	12,607	14,566	13,846
Insurance	6,813	4,236	3,521
Provision for doubtful accounts	(462)	758	1,427
Other selling costs	18,694	18,907	17,053
Shipping and freight costs	884,574	644,529	499,857
Port services	69,478	52,132	41,731
Freights	743,590	555,357	414,153
Depreciation for right of use	2,975	2,291	1,664
Other shipping and freight costs (internment, warehousing, stowage, customs and other costs)	68,531	34,749	42,309
Total	922,226	682,996	535,704

	January – December
Administrative expenses	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Wages and salaries	255,378	248,079	210,708
Marketing, advertising, promotion and publications expenses	15,998	12,601	10,037
Insurances	26,009	23,749	23,297
Depreciation and amortization	33,155	34,771	33,753
Depreciation for right of use	7,103	7,061	8,006
Computer services	40,136	32,614	32,473
Lease of offices, other property and vehicles	5,079	5,264	5,282
Donations, contributions, scholarships	11,510	9,264	14,879
Fees (legal and technical advisors)	39,616	38,124	38,701
Property taxes, city permits and rights	27,385	24,522	19,206
Cleaning services, security services and transportation	30,491	33,336	28,108
Third-party variable services (maneuvers, logistics)	52,455	44,325	36,535
Basic services (electricity, telephone, water)	5,334	4,605	4,686
General and other minor expenses	6,197	14,455	4,102
Maintenance and repair	9,044	8,040	6,448
Seminars, courses, training materials	3,621	2,908	1,906
Travels, clothing and safety equipment, environmental expenses, audits and others	45,097	33,429	32,010
Total	613,608	577,147	510,137